Investment Strategy	Feb. 01, 2026
Baywood ValuePlus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Advisor seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts (“ADRs”). Although the Fund will invest primarily in issuers located in the U.S., the Fund may also invest in foreign corporations. The Advisor considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index® at the time of purchase. In addition, the Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Advisor’s Process (as explained above) does not identify other appropriate investments for the Fund.

The Advisor intends to invest primarily in securities that it deems to be undervalued and which exhibit the likelihood of exceeding market returns. The Fund will typically hold these securities until their market price reflects or exceeds their intrinsic value. The Advisor also expects to generate income by primarily investing in dividend-paying companies. In selecting dividend-paying companies, the Advisor does not seek a specific absolute yield; instead it compares the yield to a universe of dividend paying stocks along with its own history.

In determination of a company’s valuation and fundamental attractiveness, the Advisor generally applies a rigorous thought process that includes, but is not limited to the following criteria:

Fundamental Analysis:

●	Assess balance sheet risk: Cash generation cycle, debt payment schedule, coverage ratios
●	Forecast earning power: Mid-cycle margins, normal return on capital, above/below trend
●	Determine cash flow sources/uses: Discretionary cash flow, capital investment required, capital allocation priorities
●	Identify dividend policy: Appraise dividend payout to earnings, dividend growth forecast, dividend cut forecast

Competitive Analysis:

●	Analyze business strategy: Market share changes, product development cycles and sustainability of advantages
●	Evaluate management strengths: Track record, incentive compensation goals, internal compliance system

In addition, the Advisor will at times seek to identify catalysts which may improve a company’s valuation. These catalysts include but are not limited to: changes in management, improvements in a company’s capitalization and forecasted changes of return on invested capital.

In selecting investments for the Fund, the Advisor typically seeks to invest in companies for a period of three to five years. In consideration of a company’s fundamental outlook the Advisor considers a company’s earnings power, including its long-term ability to generate profit for reinvestment or distributions to shareholders. The Advisor considers other factors such as balance sheet and income statement strength, competitive position and overall industry prospects as well as management’s alignment with shareholders’ interests. Stock selection is based on individual company merits and the Advisor’s assessment of each company’s fair value.

The Fund may sell a security when it reaches its target valuation or when the Advisor expects or observes a long-term deterioration of a company’s fundamentals. The Advisor may also sell a security when it identifies more compelling investment ideas or a particular security exceeds 5% of portfolio’s total assets.

The Fund is a diversified fund and seeks to construct a portfolio ranging from 40 to 60 securities.

Baywood SociallyResponsible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) consist of common stocks of issuers that meet certain socially responsible criteria. This investment strategy may be changed at any time, with 60 days’ prior notice to shareholders. The Fund may also invest in the preferred stock of such issuers, as well as securities convertible into common stock. Although the Fund will invest primarily in issuers located in the U.S., the Fund may also invest in U.S. dollar denominated American Depositary Receipts ("ADRs") of foreign corporations. Up to 50% of the Fund’s net assets may consist of securities of mid-capitalization companies. For this purpose, SKBA Capital Management, LLC (“SKBA” or the “Advisor”), the Fund’s investment advisor, considers a mid-capitalization company to be a company with a market capitalization between $1 billion and $5 billion at the time of investment. In addition, the Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Advisor’s Process (as explained below) does not identify other appropriate investments for the Fund.

In selecting investments, the Advisor considers social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record, and product safety. Using both quantitative and qualitative data, the Advisor also evaluates an issuer’s involvement in specific revenue generating activities to determine whether the issuer’s involvement was meaningful or simply incidental with respect to that activity.

The Advisor applies valuation screens that identify issuers for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy typically emphasizes securities that the Advisor believes have one or more of the following characteristics: a price significantly below the intrinsic value of the issuer; below average price to sales and price to cash flow ratios; and sound overall financial condition of the issuer. The Advisor may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for the security’s purchase, or more attractive investment alternatives are identified.

The Fund seeks to avoid investing in any issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power. Because information on an issuer’s involvement in those activities may not be publicly available, it is possible that the Fund’s holdings may include an issuer that does not meet its criteria for socially responsible investing. When the Advisor discovers that a holding does not meet its criteria for socially responsible investing, it will divest that holding as soon as reasonably practicable.